COMMITMENTS AND CONTINGENCIES (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Amounts from deferred payroll tax credits	$ 2,000
Operating expenses offset	600
Deferred payroll tax credits	$ 1,400	$ 1,751	$ 1,751	$ 0